INCOME TAXES - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Accrued expenses and other current liabilities	¥ 47,005	¥ 60,823
Net operating loss carry forwards	75,100	62,945
Intra-entity transfer of certain intangible assets	28,290
Total deferred tax assets	150,395	123,768
Less: valuation allowance	(6,976)	(3,578)
Deferred tax assets, net	¥ 143,419	¥ 120,190